Financial instruments - additional disclosures	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Financial instruments - additional disclosures	Financial instruments - additional disclosures
The below table provides detail related to financial instruments as of December 31, 2022 and December 31, 2021.

($ millions)	Note	2022	2021
Cash and cash equivalents
Cash in current accounts		281	246
Cash held in time deposits and money market funds		699	1,329
Total cash and cash equivalents		980	1,575
Financial assets - measured at fair value through other comprehensive income ("FVOCI")
Long-term financial investments	11	88	46
Total financial assets - measured at FVOCI		88	46
Financial assets - measured at amortized costs(1)
Trade receivables	13	1,673	1,496
Income tax receivables		13	9
Other current assets (excluding prepaid expenses and other current assets measured at FVPL)	14	303	309
Long-term receivables from customers	11	119	110
Non-current minimum lease payments from finance lease agreements	11	38	35
Long-term loans, advances and security deposits	11	22	20
Total financial assets - measured at amortized costs		2,168	1,979
Financial assets - measured at fair value through profit and loss ("FVPL")
Equity securities of public companies	14	—	3
Deferred compensation assets	11	139	155
Derivative financial instruments	14	8	3
Long-term financial investments	11	20	6
Total financial assets - measured at FVPL		167	167
Total financial assets		3,403	3,767
Financial liabilities - measured at amortized cost or cost(1)
Current financial liabilities
Financial debts	16	97	107
Lease liabilities	15	71	67
Trade payables		861	903
Total current financial liabilities - measured at amortized cost or cost		1,029	1,077
Non-current financial liabilities
Financial debts	16	4,541	3,966
Lease liabilities	15	359	339
Total non-current financial liabilities - measured at amortized cost or cost		4,900	4,305
Total financial liabilities - measured at amortized cost or cost		5,929	5,382
Financial liabilities - measured at FVPL
Contingent consideration liabilities	18	98	112
Derivative financial instruments	16	10	7
Total financial liabilities - measured at FVPL		108	119
Total financial liabilities		6,037	5,501
Net financial assets and financial liabilities		(2,634)	(1,734)
(1)The carrying amount is a reasonable approximation of fair value, with the exception of the Series 2026, 2028, 2029, 2030, 2032, 2049 and 2052 Notes recorded in Non-current financial debts with a fair value of $4,145 million and carrying value of $4,541 million as of December 31, 2022. As of December 31, 2021, the Series 2026, 2029, 2030 and 2049 Notes recorded in Non-current financial debts had a fair value of $2,891 million and carrying value of $2,728 million. The fair value of notes was determined using Level 2 inputs. The notes were valued using a quoted market price for such notes, which have low trading volumes.
Fair value by hierarchy
As required by IFRS, financial assets and liabilities recorded at fair value in the Consolidated Financial Statements are categorized based upon the level of judgment associated with the inputs used to measure their fair value. There are three hierarchical levels, based on an increasing amount of judgment associated with the inputs to derive fair value for these financial assets and liabilities, which are as follows:
Financial assets and liabilities carried at Level 1 fair value hierarchy are listed in active markets.
Financial assets and liabilities carried at Level 2 fair value hierarchy are valued using corroborated market data.
Level 1 financial assets include money market funds, equity securities of public companies and deferred compensation assets. There were no financial liabilities carried at Level 1 fair value, and Level 2 financial assets and liabilities include derivative financial instruments.
Investments in money market funds are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices. The investments are classified as Cash & cash equivalents within the Consolidated Balance Sheet.
Investments in equity securities of public companies are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices.
Deferred compensation investments for certain employee benefit plans are held in a rabbi trust and dedicated to pay the benefits under the associated plans but are not considered plan assets as the assets remain available to creditors of Alcon in certain events, including bankruptcy. Rabbi trust assets primarily consist of investments in mutual funds. These assets are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices.
Level 3 inputs are unobservable for the financial asset or liability. The financial assets and liabilities generally included in the Level 3 fair value hierarchy are equity securities and convertible notes receivable of private companies measured at FVOCI, fund investments, options to acquire private companies, and contingent consideration liabilities measured at FVPL.
The following tables summarize financial assets and liabilities measured at fair value on a recurring basis or at amortized cost or cost as of December 31, 2022 and December 31, 2021.

	December 31, 2022
($ millions)	Level 1	Level 2	Level 3	Valued at amortized cost or cost	Total
Non-current financial assets
Long-term financial investments measured at FVOCI	—	—	88	—	88
Long-term financial investments measured at FVPL	—	—	20	—	20
Long-term receivables from customers	—	—	—	119	119
Deferred compensation assets(1)	139	—	—	—	139
Non-current minimum lease payments from finance lease agreements	—	—	—	38	38
Long-term loans, advances and security deposits	—	—	—	22	22
Non-current financial assets	139	—	108	179	426
Current financial assets
Money market funds	229	—	—	—	229
Current portion of long-term receivables from customers(2)	—	—	—	102	102
Current portion of minimum lease payments from finance lease agreements(2)	—	—	—	25	25
VAT receivables(2)	—	—	—	99	99
Other receivables, security deposits and current assets(2)	—	—	—	77	77
Derivative financial instruments(2)	—	8	—	—	8
Current financial assets	229	8	—	303	540
Financial assets at fair value and amortized cost or cost	368	8	108	482	966
Financial liabilities
Contingent consideration liabilities	—	—	(98)	—	(98)
Non-current financial debt	—	—	—	(4,541)	(4,541)
Current financial debt	—	—	—	(97)	(97)
Derivative financial instruments	—	(10)	—	—	(10)
Financial liabilities at fair value and amortized cost	—	(10)	(98)	(4,638)	(4,746)

(1)Recorded in Other non-current assets.
(2)Recorded in Other current assets.

	December 31, 2021
($ millions)	Level 1	Level 2	Level 3	Valued at amortized cost or cost	Total
Non-current financial assets
Long-term financial investments measured at FVOCI	—	—	46	—	46
Long-term financial investments measured at FVPL	—	—	6	—	6
Long-term receivables from customers	—	—	—	110	110
Deferred compensation assets(1)	155	—	—	—	155
Non-current minimum lease payments from finance lease agreements	—	—	—	35	35
Long-term loans, advances and security deposits	—	—	—	20	20
Non-current financial assets	155	—	52	165	372
Current financial assets
Money market funds	624	—	—	—	624
Equity securities of public companies(2)	3	—	—	—	3
Current portion of long-term receivables from customers(2)	—	—	—	97	97
Current portion of minimum lease payments from finance lease agreements(2)	—	—	—	28	28
VAT receivables(2)	—	—	—	105	105
Other receivables, security deposits and current assets(2)	—	—	—	79	79
Derivative financial instruments(2)	—	3	—	—	3
Current financial assets	627	3	—	309	939
Financial assets at fair value and amortized cost or cost	782	3	52	474	1,311
Financial liabilities
Contingent consideration liabilities	—	—	(112)	—	(112)
Non-current financial debt	—	—	—	(3,966)	(3,966)
Current financial debt	—	—	—	(107)	(107)
Derivative financial instruments	—	(7)	—	—	(7)
Financial liabilities at fair value and amortized cost	—	(7)	(112)	(4,073)	(4,192)
(1)Recorded in Other non-current assets.
(2)Recorded in Other current assets
There were no transfers of financial instruments between levels in the fair value hierarchy during the years ended December 31, 2022 and December 31, 2021.
Level 3 financial instruments measured at fair value on a recurring basis
Financial assets

	Long-term financial investments measured at FVOCI		Financial investments measured at FVPL
($ millions)	2022	2021	2022	2021
Balance as of January 1	46	28	6	24
Additions	45	18	—	—
(Loss) recognized in Consolidated Statement of Comprehensive Income/(Loss)	(2)	—	—	—
Unrealized gain/(loss) in Consolidated Income Statement	—	—	14	(3)
Amortization	—	—	—	(12)
Settlement	(1)	—	—	(3)
Balance as of December 31	88	46	20	6
If the pricing parameters for the Level 3 inputs were to change for Long-term financial investments measured at FVOCI and Financial investments measurement at FVPL by 10% positively or negatively, this would change the amount recorded in the 2022 Consolidated Statement of Comprehensive Income/(Loss) by $11 million.
Financial liabilities

	Contingent consideration liabilities
($ millions)	2022	2021
Balance as of January 1	(112)	(157)
Accretion for passage of time	(9)	(12)
Adjustments for changes in assumptions	23	42
Payments	—	15
Balance as of December 31	(98)	(112)
Changes in contingent consideration liabilities in the current year include adjustments for changes in assumptions of $23 million, primarily due to revised expectations for achievement and timing of settlement for development and commercial milestones. As of December 31, 2022, the probability of success for various development and commercial milestones ranges from 55% to 57% and the maximum remaining potential payments related to contingent consideration from business combinations is $395 million, plus other amounts calculated as a percentage of commercial sales in cases where there is not a specified maximum contractual payment amount. The estimation of probability typically depends on factors such as technical milestones or market performance and is adjusted for the probability of payment. If material, probable payments are appropriately discounted to reflect the impact of time.
Changes in contingent consideration liabilities in the prior year included adjustments for changes in assumptions of $42 million, primarily due to revised expectations for achievement of commercial milestones related to the fully impaired CGU in the Surgical reportable segment discussed in Note 9 and timing of settlement for development and commercial milestones. The prior year also included a payment of $15 million related to achievement of a development milestone. As of December 31, 2021, the probability of success for various development and commercial milestones ranged from 55% to 80% and the maximum remaining potential payments related to contingent consideration from business combinations was $395 million, plus other amounts calculated as a percentage of commercial sales in cases where there is not a specified maximum contractual payment amount.
Contingent consideration liabilities are reported in “Provisions & other non-current liabilities" based on the projected timing of settlement which is estimated to range from 2028 through 2034 for contingent consideration obligations as of December 31, 2022.
For the determination of the fair value of a contingent consideration various unobservable inputs are used. A change in these inputs might result in a significantly higher or lower fair value measurement. The inputs used are, among others, the probability of success, sales forecast and assumptions regarding the discount rate, timing and different scenarios of triggering events. The significance and usage of these inputs to each contingent consideration may vary due to differences in the timing and triggering events for payments or in the nature of the asset related to the contingent consideration.
As the most significant Level 3 input, if the probability of success were to change by 10% positively or negatively, this would change the amount recorded for contingent consideration payables in the 2022 Consolidated Income Statement by $18 million.
Derivatives
As of December 31, 2022, the net value of unsettled positions for derivative forward contracts and swaps was $2 million, including $8 million of unrealized gains in Other current assets and $10 million of unrealized losses in Current financial debts. As of December 31, 2021, the net value of unsettled positions for derivative forward contracts and swaps was $4 million, including $3 million of unrealized gains in Other current assets and $7 million of unrealized losses in Current financial debts. There are master agreements with several banking counterparties for derivatives financial instruments; however, there were no derivative financial instruments meeting the offsetting criteria under IFRS as of December 31, 2022 or December 31, 2021.
Nature and extent of risks arising from financial instruments
Market risk
Alcon is exposed to market risk, primarily related to foreign currency exchange rates, interest rates and the market value of investments of liquid funds. Alcon actively monitors and seeks to reduce, where it deems it appropriate to do so, fluctuations in these exposures. It is Alcon policy and practice to enter into a variety of derivative financial instruments to manage the volatility of these exposures and to enhance the yield on the investment of liquid funds. Alcon does not enter into any financial transactions containing a risk that cannot be quantified at the time the transaction is concluded. In addition, Alcon does not sell short assets it does not have, or does not know it will have, in the future. Alcon only sells existing assets or enters into transactions and future transactions (in the case of anticipatory hedges) that it confidently expects it will have in the future, based on past experience. In the case of liquid funds, Alcon may write call options on assets it has, or write put options on positions it wants to acquire and has the liquidity to acquire. Alcon expects that any loss in value for these instruments generally would be offset by increases in the value of the underlying transactions.
Foreign currency exchange rate risk
Alcon uses the US Dollar as its reporting currency and is therefore exposed to foreign currency exchange movements, primarily in Euros, Japanese Yen, Chinese Renminbi, Canadian Dollars, Korean Won, Swiss Francs, Russian Rubles and emerging market currencies. Fluctuations in the exchange rate between the US Dollar and other currencies can have a significant effect on both Alcon’s results of operations, including reported sales and earnings, as well as on the reported value of Alcon's assets, liabilities and cash flows. This, in turn, may significantly affect the comparability of period-to-period results of operations.
Alcon manages its global currency exposure by engaging in hedging transactions where management deems appropriate (forward contracts and swaps). Specifically, Alcon enters into various contracts that reflect the changes in the value of foreign currency exchange rates to preserve the value of assets. Refer to Note 2 to these Consolidated Financial Statements for information regarding the hyperinflationary economies in which Alcon operates.
Interest rate risk
Alcon's exposure to cash flow interest rate risks arises from the portion of financial debts at variable rates. Alcon may enter into interest rate swap agreements, in which it exchanges periodic payments based on a notional amount and agreed-upon fixed and variable rate interests. If the interest rates had been higher / lower by 1% in 2022, the income before taxes would have been lower / higher by $9 million from the impacts of interest expense based on the change in the interest rate. As of December 31, 2022, 98% of Alcon's financial debt is at fixed interest rates materially reducing future exposure to cash flow interest rate risk.
Commodity price risk
Alcon is currently experiencing inflation and supply chain challenges due to global economic challenges to procure certain components and has exposure to price risk related to anticipated purchases of certain commodities used as raw materials by Alcon's businesses. A change in those prices may alter the gross margin of a specific business, but generally not by more than 10% of the gross margin and thus below Alcon's risk management tolerance levels. Alcon primarily manages inflationary pressures through pricing actions and productivity initiatives. Based on historical and anticipated price fluctuations, Alcon does not enter into significant forward and option contracts to manage fluctuations in prices of anticipated purchases.
Credit risk
Credit risks arise from the possibility that customers may not be able to settle their obligations as agreed. To manage this risk, Alcon periodically assesses credit risk, assigns individual credit limits, and takes actions to mitigate credit risk where appropriate. For further information, refer to Note 13 of these Consolidated Financial Statements.
No customer accounted for 10% or more of Alcon's net sales in 2022, 2021 or 2020.
Liquidity risk
Liquidity risk is defined as the risk that Alcon may not be able to settle or meet its obligations on time or at a reasonable price. Alcon Treasury is responsible for liquidity, funding and settlement management. In addition, liquidity and funding risks, and related processes and policies, are overseen by management. Alcon manages its liquidity risk on a consolidated basis according to business needs, tax, capital or regulatory considerations, if applicable, through numerous sources of financing in order to maintain flexibility. Management monitors Alcon's net debt or liquidity position through rolling forecasts on the basis of expected cash flows. For further information on maturity of the contractual undiscounted cash flows for Alcon's borrowings and interest on borrowings, refer to Note 16 of these Consolidated Financial Statements